Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets
Schedule of carrying value of intangible assets subject to amortization

The carrying value of intangible assets subject to amortization was as follows (in thousands).

	Estimated	Gross		Net
	Useful Life	Intangible	Accumulated	Intangible
December 31, 2013	(Years)	Assets	Amortization	Assets
Core deposits	7-12	$38,770	$(6,159)	$32,611
Trademarks and trade names	10-20	20,000	(2,589)	17,411
Noncompete agreements	4-6	11,650	(2,492)	9,158
Customer contracts and relationships	8-12	14,100	(6,210)	7,890
Agent relationships	13	3,600	(2,749)	851
		$88,120	$(20,199)	$67,921

	Estimated	Gross		Net
	Useful Life	Intangible	Accumulated	Intangible
December 31, 2012	(Years)	Assets	Amortization	Assets
Core deposits	10-12	$34,500	$(452)	$34,048
Trademarks and trade names	10-20	20,000	(1,487)	18,513
Noncompete agreements	4-6	11,650	(192)	11,458
Customer contracts and relationships	8-12	14,100	(4,515)	9,585
Agent relationships	13	3,600	(2,466)	1,134
Technology	5	1,500	(1,500)	—
		$85,350	$(10,612)	$74,738

Schedule of estimated aggregate future amortization expense for intangible assets

The estimated aggregate future amortization expense for intangible assets at December 31, 2013 is as follows (in thousands).

2014	$11,138
2015	10,300
2016	9,372
2017	7,546
2018	6,607
Thereafter	22,958
$67,921